Interest Income and Expense (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Details of Interest Income and Interest Expense from Financial Instruments

For the year ended October 31 ($ millions)	2020				2019			2018
	Interest income		Interest expense		Interest income		Interest expense	Interest income		Interest expense
Measured at amortized cost (1)	$28,113		$12,211		$30,996		$15,575	$26,649		$11,757
Measured at FVOCI (1)	1,060		–		1,440		–	1,205		–
	29,173		12,211		32,436		15,575	27,854		11,757
Other	539	(2)	181	(3)	348	(2)	32	213	(2)	119
Total	$29,712		$12,392		$32,784		$15,607	$28,067		$11,876

(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities .
(3)	The interest on lease liabilities was $117; prior period amounts have not been restated (refer to Notes 3 and 4).